Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
(14)	INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

Xing Wei did not derive any income that is subject to Hong Kong profits tax for the taxable years ended December 31, 2018, 2019 and 2020. Accordingly, no provision for Hong Kong profits tax was required. PRC income tax arising from disposal of investment in a prior subsidiary, Zhongxiao Zhixing, which was previously operating in PRC, was filed and paid during the taxable year ended December 31, 2018. The payment of dividends by Hong Kong companies is not subject to any Hong Kong withholding tax.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%. If an HNTE enterprise no longer satisfies the related accreditation criteria, its certificate will be cancelled and it will cease to be entitled to the related tax incentives.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Education received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Education to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. In October 2017, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019. In December 2020, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2020 to December 31, 2022.

In December 2009, Muhua Shangce received approval from the tax authority that it qualified as an HNTE. The certificate entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2009 to December 31, 2011. In July 2012, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. In November 2015, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2015 to December 31, 2017. In October 2018, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2018 to December 31, 2020. Muhua Shangce is currently in the process of renewing its HNTE certificate for another three years.

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As a result of the ATA Online Sale Transaction, the withholding tax of RMB 22.8 million accrued from ATA Online Business in the PRC has been recorded under discontinued operations. See note 25. As of December 31, 2019 and 2020, the Company has not provided for income taxes on earnings of RMB 6,233,021 and RMB 2,270,928 respectively, generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB 623,302 and RMB 227,093, respectively as of December 31, 2019 and 2020.

Loss from continuing operations before income taxes were generated in the following jurisdictions:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(29,296,296)	(23,094,955)	(15,482,426)
PRC	(39,680,573)	(118,145,074)	(95,351,791)
Hong Kong	923,395	(21,586)	(19,367)
Loss before continuing operations before income taxes	(68,053,474)	(141,261,615)	(110,853,584)

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC
Current income tax expense	—	905,078	14,402
Deferred income tax benefit	—	(8,054,197)	(10,283,238)
Total income tax benefit	—	(7,149,119)	(10,268,836)

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended December 31, 2018, 2019 and 2020 to earnings before income taxes due to the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Computed “expected” income tax expenses (benefit)	(17,013,369)	(35,315,404)	(27,713,394)
Increase (decrease) in valuation allowance	(14,570,083)	23,171,671	11,770,037
Entities not subject to income tax	4,896,732	4,576,771	3,445,048
Non-deductible expenses
Entertainment	255,843	394,380	226,312
Share-based compensation	2,427,342	1,202,364	444,196
Bad debt loss	25,206	—	—
Additional deduction of research and development costs	(447,525)	(240,404)	(288,502)
Gain from discharge of intercompany payables (a)	25,594,493	—	—
Investment loss from sale of non-redeemable non-controlling interests (b)	(1,725,000)	—	—
Other	556,361	(938,497)	1,847,467
Actual income tax benefit	—	(7,149,119)	(10,268,836)

(a)

The gain from discharge of intercompany payables represents the gain recognized from the discharge of payables of ATA Education due to ATA Learning, Zhongxiao Zhixing and ATA BVI. These payables were waived in accordance with the terms agreed in the ATA Online Sale Transaction.

(b)

The investment loss from sale of non-redeemable non-controlling interests represents the investment loss recognized from the transfer of 24% equity shares of Muhua Shangce to a limited partnership named Ningbo Meishan Bonded Port Area Zunming Investment Management Center (Limited Partnership) (“Limited Partnership”) from ATA Education for the year ended December 31, 2018. See note 15.

The applicable PRC statutory income tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2020
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	28,153,853	37,387,150
Impairment loss of long-term investments	10,148,827	9,023,946
Lease liability	8,264,034	10,244,488
Impairment loss of intangible assets and other non-current assets	2,233,110	3,013,216
Provision for other receivables	1,396,914	1,887,015
Accrued expenses and other payables	4,213,877	4,010,281
Property and equipment, net	702,523	890,374
Donation	2,768,750	5,268,750
Total gross deferred income tax assets	57,881,888	71,725,220
Less: valuation allowance	(44,713,570)	(56,172,945)
Total deferred income tax assets, net	13,168,318	15,552,275
Deferred income tax liabilities:
Intangible assets	32,657,242	27,646,528
Right-of-use assets	10,196,572	9,891,733
Deferred revenues	7,091,422	1,090,988
Contract cost assets	—	3,416,705
Total gross deferred income tax liabilities	49,945,236	42,045,954
Net deferred income tax assets	11,464,891	2,491,792
Net deferred income tax liabilities	48,241,809	28,985,472

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the period	35,845,674	21,275,591	44,713,570
Additions	11,024,410	23,437,979	11,770,037
Reduction as a result of disposal of subsidiaries	—	—	(310,662)
Reduction due to gain from discharge of intercompany payables	(25,594,493)	—	—
Balance at the end of the period	21,275,591	44,713,570	56,172,945

As of December 31, 2020, the valuation allowance of RMB 56,172,945 was related to the deferred income tax assets of PRC entities which were in loss position. As of December 31, 2020, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance.

As of December 31, 2020, the Group had tax loss carry forwards for PRC income tax purpose of RMB 149,548,600 of which RMB 13,047, RMB5,402,038 , RMB 12,267,519 , RMB 7,805,681, RMB 10,761,200, RMB 24,885,643, RMB 14,047,874 , RMB 42,423,438 and RMB 31,942,160 will expire if unused by December 31,2022, 2023, 2024, 2025, 2026, 2027, 2028, 2029 and 2030, respectively.

For the year ended December 31, 2018, 2019 and 2020, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning 2016.